Secured Note Liabilities (Details) - Schedule of Carrying Amount for the Secured Note - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2022 Secured Note [Member]
Secured Note Liabilities (Details) - Schedule of Carrying Amount for the Secured Note [Line Items]
Fair value beginning of the period (or on issuance)	$ 263,541	$ 282,263
Change in fair value (gain) loss through profit and loss	3,096	(36,967)
Change in fair value (gain) loss through other comprehensive income (loss)	34,830	(2,912)
Foreign currency translation (gain) loss	(7,104)	21,157
Total change in fair value	30,822	(18,722)
Fair value end of the period	294,363	$ 263,541
2023 Secured Note [Member]
Secured Note Liabilities (Details) - Schedule of Carrying Amount for the Secured Note [Line Items]
Change in fair value (gain) loss through profit and loss	33,182
Change in fair value (gain) loss through other comprehensive income (loss)	49,563
Foreign currency translation (gain) loss	(2,045)
Total change in fair value	80,700
Fair value end of the period	279,525
Fair value at inception	$ 198,825